LOANS - ALLOWANCE FOR LOAN LOSSES BY PORTFOLIO SEGMENT BASED ON IMPAIRMENT METHOD (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for loan losses and the recorded investment in loans by portfolio segment based on impairment method
Loans individually evaluated for impairment	$ 211	$ 234
Loans collectively evaluated for impairment	777	869
Total ending allowance balance	988	1,103	$ 1,399
Loans
Loans individually evaluated for impairment	2,261	2,463
Loans collectively evaluated for impairment	113,013	112,662
Total ending loans balance	115,274	115,125
One-to-four-family
Allowance for loan losses and the recorded investment in loans by portfolio segment based on impairment method
Loans individually evaluated for impairment	211	234
Loans collectively evaluated for impairment	511	588
Total ending allowance balance	722	822	823
Loans
Loans individually evaluated for impairment	1,577	1,564
Loans collectively evaluated for impairment	98,550	95,650
Total ending loans balance	100,127	97,214
Multi-family and commercial
Allowance for loan losses and the recorded investment in loans by portfolio segment based on impairment method
Loans collectively evaluated for impairment	250	259
Total ending allowance balance	250	259	466
Loans
Loans individually evaluated for impairment	684	899
Loans collectively evaluated for impairment	7,979	8,594
Total ending loans balance	8,663	9,493
Home equity
Allowance for loan losses and the recorded investment in loans by portfolio segment based on impairment method
Loans collectively evaluated for impairment	16	22
Total ending allowance balance	16	22	109
Loans
Loans collectively evaluated for impairment	6,408	8,069
Total ending loans balance	6,408	8,069
Consumer and other
Allowance for loan losses and the recorded investment in loans by portfolio segment based on impairment method
Total ending allowance balance			$ 1
Loans
Loans collectively evaluated for impairment	76	349
Total ending loans balance	$ 76	$ 349